Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 32,252	$ 14,466	$ 155,735
Accounts receivable	11,887	95,563	26,394
Inventory (note 4)	89,117	129,006	88,766
Related party receivable	11,105	8,950
Prepaid expenses and deposits	37,668	4,606	6,102
Total Current Assets	182,029	252,591	276,997
Property and Equipment (note 5)	39,089	39,401
Intangible Assets, Net (note 6)	10,626	10,780	7,589
Total Assets	231,744	302,772	284,586
Current Liabilities
Accounts payable and accrued liabilities	293,644	248,300	286,467
Income taxes payable (note 10)	4,985	4,653	5,551
Current portion of promissory note payable (note 7)	45,449	41,456
Convertible promissory note payable (note 4)	70,496
Derivative liability (note 5)	137,353
Total Current Liabilities	551,927	294,409	292,018
Promissory Note Payable(note 7)		4,644
Total Liabilities	551,927	299,053	292,018
Shareholder's Equity (Deficit)
Share Capital (note 8)	6,729	6,689	284
Capital Surplus	4,072,637	3,984,662	140,850
Cumulative Translation Adjustment	(10,728)	(6,212)	28,842
Share Subscriptions Receivable	(7,600)	(17,500)
Share Subscriptions Payable (note 8)		88,015	386,770
Accumulated Deficit	(4,381,221)	(4,051,935)	(564,178)
Total Shareholder's Equity (Deficit)	(320,183)	3,719	(7,432)
Total Liabilities and Shareholder's Equity (Deficit)	$ 231,744	$ 302,772	$ 284,586